Note 14 - Share Based Payments (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands									1 Months Ended	12 Months Ended
	Nov. 27, 2024 CAD ($) $ / shares	Sep. 09, 2024 CAD ($)	Aug. 28, 2024 CAD ($) $ / shares	Feb. 12, 2024 CAD ($) $ / shares	Jan. 15, 2024 CAD ($) $ / shares	Aug. 11, 2023 CAD ($) $ / shares	Nov. 15, 2022 USD ($) $ / shares	Nov. 15, 2022 USD ($) $ / shares	Dec. 20, 2024	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			250,000	753,923	25,000					1,028,923	104,080	115,291
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares			$ 3.28	$ 3.24	$ 2					$ 3.22	$ 8.96	$ 18.64
Weighted average fair value at measurement date, share options granted			$ 418,000	$ 1,377,000	$ 29,000						$ 577,000
Risk free interest rate, share options granted			3.31%	4.15%	4.15%
Option life, share options granted			2	3	3
Expected volatility, share options granted			93.74%	84.64%	86.97%
Expected dividend, share options granted			$ 0	$ 0	$ 0						$ 0
Weighted average share price, share options granted (in CAD per share) | $ / shares			$ 3.28	$ 3.24	$ 2
Number of other equity instruments exercised or vested in share-based payment arrangement											0
Proceeds from exercise of warrants										$ 0	$ 0	$ 807,000
Number of other equity instruments expired in share-based payment arrangement											245,257
Bottom of range [member]
Statement Line Items [Line Items]
Risk free interest rate, share options granted											3.37%
Option life, share options granted											4
Expected volatility, share options granted											82.51%
Weighted average share price, share options granted (in CAD per share) | $ / shares											$ 3.92
Exercise price of outstanding share options (in CAD per share) | $ / shares										$ 2	$ 9.5
Top of range [member]
Statement Line Items [Line Items]
Risk free interest rate, share options granted											4.15%
Option life, share options granted											5
Expected volatility, share options granted											85.41%
Weighted average share price, share options granted (in CAD per share) | $ / shares											$ 9.6
Exercise price of outstanding share options (in CAD per share) | $ / shares										$ 24.84	$ 29.16
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				26,235						26,235	124,968	12,722
Expense from share-based payment transactions										$ 338,000	$ 641,000	$ 297,000
Number of other equity instruments exercised or vested in share-based payment arrangement										130,414	764	7,277
Number of other equity instruments expired in share-based payment arrangement										(0)	4,750	1,801
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		33,891								33,891	104,545	17,868
Weighted average fair value at measurement date, other equity instruments granted		$ 96,000
Expense from share-based payment transactions										$ 218,000	$ 586,000	$ 189,000
Number of other equity instruments exercised or vested in share-based payment arrangement										18,568	(0)	3,123
Number of other equity instruments expired in share-based payment arrangement										12,279	9,332	(0)
Options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions										$ 1,212,000	$ 513,000	$ 505,000
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement										0	0	4,514
Expense from share-based payment transactions										$ 0	$ 79,000	$ 291,000
Number of other equity instruments exercised or vested in share-based payment arrangement										2,083	(0)	7,118
Number of other equity instruments expired in share-based payment arrangement										6,424	7,465	3,299
Warrants issued in November 15, 2022 Offering [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement							586,250	586,250
Weighted average fair value at measurement date, other equity instruments granted							$ 2,087	$ 2,087
Risk free interest rate, other equity instruments granted							4.172%	4.172%
Expected volatility, other equity instruments granted							62.89%	62.89%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares							$ 9.4
Exercise price, other equity instruments granted (in dollars per share) | $ / shares								$ 12.4
November 15, 2022 Offering, Broker Warrant Units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement							34,538	34,538
Weighted average fair value at measurement date, other equity instruments granted							$ 325	$ 325
CAD warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement										1,136,364	5,111,364
Number of other equity instruments exercised or vested in share-based payment arrangement												52,636
Proceeds from exercise of warrants												$ 807
Number of other equity instruments expired in share-based payment arrangement											245,257	20,803
USD warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											2,699,014	620,788
August 11, 2023 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						4,886,364
Weighted average fair value at measurement date, other equity instruments granted						$ 6,321,000
Risk free interest rate, other equity instruments granted						4.68%
Expected volatility, other equity instruments granted						66.07%
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares						$ 4.76
Other equity instruments life, share options granted						2
Expected dividend, other equity instruments granted						$ 0
August 11, 2023 Broker Warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						225,000
Weighted average fair value at measurement date, other equity instruments granted						$ 990,000
The 2028 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											2,699,014
Class of warrant or right, acceleration clause, stock price trigger (in CAD per share) | $ / shares	$ 3.4									$ 4.8
The 2027 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,136,364
Weighted average fair value at measurement date, other equity instruments granted	$ 1,221,000
Long term incentive plan [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									1,825,000
Employee share purchase plan [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement										250,000